As filed with the Securities and Exchange Commission on July 6, 2017

File Nos. 333-164077

811-22375

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 56	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 58	☒

PIMCO Equity Series

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (August 4, 2017) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 56 to the Registration Statement of PIMCO Equity Series (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 45, which was filed with the Securities and Exchange Commission on January 27, 2017. This Post-Effective Amendment No. 56 is filed solely for the purpose of designating August 4, 2017 as the new effective date of Post-Effective Amendment No. 45, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 47 to the Trust’s Registration Statement, as filed March 29, 2017, Post-Effective Amendment No. 49 to the Trust’s Registration Statement, as filed April 27, 2017, Post-Effective Amendment No. 51 to the Trust’s Registration Statement, as filed May 25, 2017, and Post-Effective Amendment No. 52 to the Trust’s Registration Statement, as filed June 7, 2017. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 56 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 6th day of July, 2017.

PIMCO Equity Series (Registrant)

By:
Peter G. Strelow*, President

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	July 6, 2017

	Trustee	July 6, 2017
Jennifer Holden Dunbar**

	Trustee	July 6, 2017
Peter B. McCarthy**

	Trustee	July 6, 2017
Ronald C. Parker**

	President (Principal Executive Officer)	July 6, 2017
Peter G. Strelow*
Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	July 6, 2017

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 42 to Registration Statement No. 333-164077 on August 25, 2016.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 47 to Registration Statement No. 333-164077 on March 29, 2017.